Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets at Fair Value through Other Comprehensive Income

	2018	2019
Listed in the PRC	147	143
Listed outside the PRC	3,698	3,125
Unlisted	58	55

	3,903	3,323